Other Non-Current Assets	6 Months Ended
Jun. 30, 2019
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Other Non-Current Assets

Note 13: Other Non-Current Assets

	June 30,	December 31,

	2019	2018

Net defined benefit plan surpluses(1)	79	7

Cash surrender value of life insurance policies	313	300

Deferred commissions	74	82

Other non-current assets	62	57

Total other non-current assets	528	446

(1)

The funded status of the defined benefit pension plan covering U.K. employees changed from a net obligation to a net surplus as the Company contributed $167 million to the plan in February 2019. See note 15.